STOCKHOLDERS' EQUITY (Details) (USD $)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Dividend Amount (in dollars)	$ 220,833	$ 0
Distribution One [Member]
Declaration Date	Dec. 31, 2012	Feb. 15, 2013
Record Date	Dec. 31, 2012	Feb. 15, 2013
Payment Date	Jan. 30, 2013	Feb. 27, 2013
Dividend Amount (in dollars)	220,833	219,950
Cash Dividend Per Share (in dollars per share)	$ 0.00833	$ 0.03853
Distribution Two [Member]
Declaration Date	Dec. 18, 2012	Mar. 12, 2013
Record Date	Dec. 18, 2012	Mar. 12, 2013
Payment Date	Dec. 28, 2012	Mar. 28, 2013
Dividend Amount (in dollars)	220,833	219,950
Cash Dividend Per Share (in dollars per share)	$ 0.00833	$ 0.03853
Distribution Three [Member]
Declaration Date	Nov. 29, 2012	Apr. 22, 2013
Record Date	Nov. 29, 2012	Apr. 22, 2013
Payment Date	Nov. 29, 2012	Apr. 29, 2013
Dividend Amount (in dollars)	220,833	960,603
Cash Dividend Per Share (in dollars per share)	$ 0.00833	$ 0.16825
Distribution Four [Member]
Declaration Date	Oct. 26, 2012	Apr. 22, 2013
Record Date	Oct. 26, 2012	May 15, 2013
Payment Date	Oct. 30, 2012	May 30, 2013
Dividend Amount (in dollars)	499,173	1,182,280
Cash Dividend Per Share (in dollars per share)	$ 0.018837	$ 0.20708
Distribution Five [Member]
Declaration Date		Apr. 22, 2013
Record Date		Jun. 14, 2013
Payment Date		Jun. 27, 2013
Dividend Amount (in dollars)		1,182,280
Cash Dividend Per Share (in dollars per share)		$ 0.20708
Distribution Six [Member]
Declaration Date		Jun. 17, 2013
Record Date		Jul. 15, 2013
Payment Date		Jul. 30, 2013
Dividend Amount (in dollars)		1,182,280
Cash Dividend Per Share (in dollars per share)		$ 0.20708
Distribution Seven [Member]
Declaration Date		Jun. 17, 2013
Record Date		Aug. 15, 2013
Payment Date		Aug. 29, 2013
Dividend Amount (in dollars)		1,182,280
Cash Dividend Per Share (in dollars per share)		$ 0.20708
Distribution Eight [Member]
Declaration Date		Jun. 17, 2013
Record Date		Sep. 16, 2013
Payment Date		Sep. 27, 2013
Dividend Amount (in dollars)		$ 1,182,280
Cash Dividend Per Share (in dollars per share)		$ 0.20708